INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Software	$209,773	$206,768
Land use right	2,119,983	2,089,611
Total	2,329,756	2,296,379
Less: accumulated amortization	(581,001)	(515,523)
Intangible assets, net	$1,748,755	$1,780,856

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Estimated future amortization expense is as follows:
Twelve months ending June 30,	Amortization expense
2026	$72,176
2027	57,379
2028	57,379
2029	56,179
Thereafter	1,505,642
Total	$1,748,755